May 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Money Market Series, Scudder Tax Free Money Market Series, Scudder Government Money Market Series, each a series of Scudder Fund, Inc. (the "Corporation") (Reg. No. 2-78122) (811-3495) Post Effective Amendment No. 31 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Corporation pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 31 to the Corporation's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 1999.

         Comments or questions concerning this certificate may be directed to Gregory Pottle at (617) 295-3033.

                                                   Very truly yours,


                                                   Scudder Fund, Inc.


                                           By:      /s/ Caroline Pearson
                                                    --------------------
                                                    Caroline Pearson
                                                    Assistant Secretary